Segmental analysis - Adjusted profit before tax and balance sheet data (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) global_function	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Report Of The Directors Strategic Report [Abstract]
Number of global businesses | global_function	3
Disclosure of operating segments [line items]
Revenue and other operating income	$ 49,552	$ 50,429	$ 56,098
of which: net interest income/(expense)	26,489	27,578	30,462
Change in expected credit losses and other credit impairment recoveries	928	(8,817)	(2,756)
Net operating income	50,480	41,612	53,342
Total operating expenses	(34,620)	(34,432)	(42,349)
Operating profit	15,860	7,180	10,993
Share of profit in associates and joint ventures	3,046	1,597	2,354
Profit before tax	18,906	8,777	13,347
Loans and advances to customers (net)	1,045,814	1,037,987	1,036,743
Interests in associates and joint ventures	29,609	26,684	24,474
Total external assets	2,957,939	2,984,164	2,715,152
Customer accounts	1,710,574	1,642,780	1,439,115
Operating segments excluding intersegment elimination
Disclosure of operating segments [line items]
Revenue and other operating income	50,090	51,770	56,435
of which: net interest income/(expense)	26,479	28,273	31,033
Operating segments excluding intersegment elimination | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	21,753	20,474	21,777
of which: net interest income/(expense)	14,198	15,470	17,820
Operating segments excluding intersegment elimination | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	13,294	14,114	16,522
of which: net interest income/(expense)	8,898	9,560	11,242
Operating segments excluding intersegment elimination | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	16,558	18,651	20,782
of which: net interest income/(expense)	4,122	4,580	5,309
Operating segments excluding intersegment elimination | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(1,515)	(1,469)	(2,646)
of which: net interest income/(expense)	(739)	(1,337)	(3,338)
Inter-segment
Disclosure of operating segments [line items]
Revenue and other operating income	0	0	0
Inter-segment | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	357	2,097	4,363
Inter-segment | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	121	(396)	(928)
Inter-segment | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	(1,556)	(2,883)	(5,500)
Inter-segment | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	1,078	1,182	2,065
Operating segments
Disclosure of operating segments [line items]
Revenue and other operating income	50,090	51,770	56,435
Change in expected credit losses and other credit impairment recoveries	928	(9,282)	(2,687)
Net operating income	51,018	42,488	53,748
Total operating expenses	(32,148)	(32,409)	(33,563)
Operating profit	18,870	10,079	20,185
Share of profit in associates and joint ventures	3,046	2,192	2,496
Profit before tax	$ 21,916	$ 12,271	$ 22,681
Share of HSBC’s adjusted profit before tax	100.00%	100.00%	100.00%
Adjusted cost efficiency ratio	0.642	0.626	0.595
Loans and advances to customers (net)	$ 1,045,814	$ 1,022,402	$ 1,046,799
Interests in associates and joint ventures	29,609	27,070	25,780
Total external assets	2,957,939	2,938,627	2,741,070
Customer accounts	1,710,574	1,620,128	1,449,925
Operating segments | Wealth and Personal Banking
Disclosure of operating segments [line items]
Revenue and other operating income	22,110	22,571	26,140
Change in expected credit losses and other credit impairment recoveries	288	(3,005)	(1,376)
Net operating income	22,398	19,566	24,764
Total operating expenses	(15,384)	(15,443)	(15,823)
Operating profit	7,014	4,123	8,941
Share of profit in associates and joint ventures	34	7	54
Profit before tax	$ 7,048	$ 4,130	$ 8,995
Share of HSBC’s adjusted profit before tax	32.20%	33.70%	39.70%
Adjusted cost efficiency ratio	0.696	0.684	0.605
Loans and advances to customers (net)	$ 488,786	$ 462,286	$ 448,880
Interests in associates and joint ventures	499	444	445
Total external assets	932,582	869,924	780,456
Customer accounts	859,029	823,991	758,414
Operating segments | Commercial Banking
Disclosure of operating segments [line items]
Revenue and other operating income	13,415	13,718	15,594
Change in expected credit losses and other credit impairment recoveries	300	(4,989)	(1,194)
Net operating income	13,715	8,729	14,400
Total operating expenses	(6,973)	(6,897)	(7,028)
Operating profit	6,742	1,832	7,372
Share of profit in associates and joint ventures	1	(1)	1
Profit before tax	$ 6,743	$ 1,831	$ 7,373
Share of HSBC’s adjusted profit before tax	30.80%	14.90%	32.50%
Adjusted cost efficiency ratio	0.520	0.503	0.451
Loans and advances to customers (net)	$ 349,126	$ 338,193	$ 348,716
Interests in associates and joint ventures	13	13	14
Total external assets	622,925	562,125	515,962
Customer accounts	506,688	464,380	392,133
Operating segments | Global Banking and Markets
Disclosure of operating segments [line items]
Revenue and other operating income	15,002	15,768	15,282
Change in expected credit losses and other credit impairment recoveries	337	(1,289)	(155)
Net operating income	15,339	14,479	15,127
Total operating expenses	(10,006)	(9,640)	(9,891)
Operating profit	5,333	4,839	5,236
Share of profit in associates and joint ventures	0	0	1
Profit before tax	$ 5,333	$ 4,839	$ 5,237
Share of HSBC’s adjusted profit before tax	24.30%	39.40%	23.10%
Adjusted cost efficiency ratio	0.667	0.611	0.647
Loans and advances to customers (net)	$ 207,162	$ 220,692	$ 248,062
Interests in associates and joint ventures	126	141	16
Total external assets	1,229,820	1,319,389	1,283,597
Customer accounts	344,205	331,164	298,618
Operating segments | Corporate Centre
Disclosure of operating segments [line items]
Revenue and other operating income	(437)	(287)	(581)
Change in expected credit losses and other credit impairment recoveries	3	1	38
Net operating income	(434)	(286)	(543)
Total operating expenses	215	(429)	(821)
Operating profit	(219)	(715)	(1,364)
Share of profit in associates and joint ventures	3,011	2,186	2,440
Profit before tax	$ 2,792	$ 1,471	$ 1,076
Share of HSBC’s adjusted profit before tax	12.70%	12.00%	4.70%
Adjusted cost efficiency ratio	0.492	(1.495)	(1.413)
Loans and advances to customers (net)	$ 740	$ 1,231	$ 1,141
Interests in associates and joint ventures	28,971	26,472	25,305
Total external assets	172,612	187,189	161,055
Customer accounts	$ 652	$ 593	$ 760